Stock-Based Compensation (Details) - USD ($)						1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended		36 Months Ended
	Mar. 31, 2025	Feb. 05, 2025	Mar. 13, 2024	Mar. 06, 2024	Dec. 28, 2021	May 31, 2025	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024
Stock-Based Compensation [Line Items]
Effective date of the closing term									3 years
Weighted average price (in Dollars per share)							$ 15		$ 15		$ 15		$ 15
Total issued and outstanding capital stock rate									1.00%		1.00%
Compensation expense (in Dollars)							$ 565,998		$ 1,284,672
Granted date									1 year 7 months 6 days
Percentage of related expense and deduction items									100.00%
Shares issued price per share (in Dollars per share)							$ 5		$ 5
Unrecognized compensation expense (in Dollars)											$ 2,059,288		$ 2,059,288
Unrecognized compensation cost related to stock options											2 years 6 months
Capital shares reserved for future issuance											49,982,964		49,982,964
Fair Value Inputs Level1 [Member]
Stock-Based Compensation [Line Items]
Fair value per share (in Dollars per share)		$ 2.57	$ 6.97
Share-Based Payment Arrangement, Tranche One [Member]
Stock-Based Compensation [Line Items]
Percentage of grants of vested shares									50.00%
Share-Based Payment Arrangement, Tranche Two [Member]
Stock-Based Compensation [Line Items]
Percentage of grants of vested shares									50.00%
Chief Executive Officer [Member]
Stock-Based Compensation [Line Items]
Weighted average price (in Dollars per share)							$ 12.5		$ 12.5		$ 12.5		$ 12.5
Total issued and outstanding capital stock rate									1.00%		1.00%
Heliogen, Inc. [Member]
Stock-Based Compensation [Line Items]
Compensation expense (in Dollars)							$ 382,000	$ 681,000	$ 788,000	$ 1,967,000	$ 2,633,000	$ (5,164,000)
2024 Omnibus Incentive Plan [Member]
Stock-Based Compensation [Line Items]
Outstanding shares				3,220,400
Rate of outstanding shares				2.00%
Weighted average price (in Dollars per share)							$ 7.5		$ 7.5		$ 7.5		$ 7.5
Total issued and outstanding capital stock rate									1.00%		1.00%
2024 Omnibus Incentive Plan [Member] | Chief Executive Officer [Member]
Stock-Based Compensation [Line Items]
Vested shares									50,000		50,000
Granted date											12 months
2024 Omnibus Incentive Plan One [Member] | Chief Executive Officer [Member]
Stock-Based Compensation [Line Items]
Vested shares									50,000		50,000
Granted date											24 months
2024 Omnibus Incentive Plan Two [Member] | Chief Executive Officer [Member]
Stock-Based Compensation [Line Items]
Vested shares									50,000		50,000
Granted date											35 months
March 2024 Grant [Member]
Stock-Based Compensation [Line Items]
Compensation expense (in Dollars)									$ 774,616
February 2025 Grants [Member]
Stock-Based Compensation [Line Items]
Compensation expense (in Dollars)							$ 403,421		$ 592,920
Granted date									2 years 7 months 6 days
Seasonal Manager Stock Compensation Plan [Member]
Stock-Based Compensation [Line Items]
Restricted shares									577,910
2021 Equity Incentive Plan [Member] | Heliogen, Inc. [Member]
Stock-Based Compensation [Line Items]
Number of shares authorized											327,265		327,265
Percentage of common stock outstanding					4.00%
Exercise of incentive stock options shares					1,018,642
Unvested restricted stock units [Member] | Heliogen, Inc. [Member]
Stock-Based Compensation [Line Items]
Unrecognized compensation cost related to stock options									1 year 8 months 12 days		2 years
Unrecognized compensation expense (in Dollars)							1,500,000		$ 1,500,000		$ 2,900,000		$ 2,900,000
Grant date fair value of vested RSU awards (in Dollars)											7,300,000	17,200,000
Employee Stock Purchase Plan [Member] | Heliogen, Inc. [Member]
Stock-Based Compensation [Line Items]
Compensation expense (in Dollars)							2,000	9,000	5,000	18,000	39,000	238,000
Employee Stock Purchase Plan [Member] | 2021 ESPP [Member]
Stock-Based Compensation [Line Items]
Shares issued													59,459
Discount to market price					15.00%
Employee Stock Purchase Plan [Member] | 2021 ESPP [Member] | Heliogen, Inc. [Member]
Stock-Based Compensation [Line Items]
Shares issued						11,241
Stock options [Member] | Heliogen, Inc. [Member]
Stock-Based Compensation [Line Items]
Compensation expense (in Dollars)								$ 117,000	68,000	$ 246,000	$ 517,000	(11,738,000)
Unrecognized compensation cost related to stock options											3 months 18 days
Intrinsic value of stock options exercised value (in Dollars)											$ 7,000	1,600,000
Cost related to stock options (in Dollars)											$ 100,000		$ 100,000
Recognized a net reduction (in Dollars)												$ 12,500,000
Stock options [Member] | Heliogen, Inc. [Member] | Former Chief Executive Officer [Member]
Stock-Based Compensation [Line Items]
Stock options forfeited												279,589
Sun Managers LLC [Member]
Stock-Based Compensation [Line Items]
Compensation expense (in Dollars)							108,784		$ 545,107
Granted date									9 months
Vendors [Member]
Stock-Based Compensation [Line Items]
Equity compensation											375,000	120,707
Class A Common Stock [Member]
Stock-Based Compensation [Line Items]
Restricted shares	525,000	250,000
Shares issued price per share (in Dollars per share)											$ 12		$ 12
Capital shares reserved for future issuance											13,252,964		13,252,964
Class A Common Stock [Member] | Incentive Plan [Member]
Stock-Based Compensation [Line Items]
Restricted shares		740,000
Class A Common Stock [Member] | Sun Managers LLC [Member]
Stock-Based Compensation [Line Items]
Compensation expense (in Dollars)							$ 0		$ 792,750
Class A Common Stock [Member] | Sun Managers LLC [Member] | Management Incentive Plan [Member]
Stock-Based Compensation [Line Items]
Compensation expense (in Dollars)									$ 327,539
Minimum [Member]
Stock-Based Compensation [Line Items]
Consecutive trading days period									20 days
Minimum [Member] | Chief Executive Officer [Member]
Stock-Based Compensation [Line Items]
Consecutive trading days period									20 days
Minimum [Member] | March 2024 Grant [Member] | Chief Executive Officer [Member]
Stock-Based Compensation [Line Items]
Consecutive trading days period									20 days
Maximum [Member]
Stock-Based Compensation [Line Items]
Consecutive trading days period									30 years
Maximum [Member] | Chief Executive Officer [Member]
Stock-Based Compensation [Line Items]
Consecutive trading days period									30 days
Maximum [Member] | March 2024 Grant [Member] | Chief Executive Officer [Member]
Stock-Based Compensation [Line Items]
Consecutive trading days period									30 years
Maximum [Member] | February 2025 Grants [Member]
Stock-Based Compensation [Line Items]
Compensation expense (in Dollars)									$ 1,951,380
Employee Stock Purchase Plan [Member] | 2021 ESPP [Member]
Stock-Based Compensation [Line Items]
Percentage of common stock outstanding											1.00%
Exercise of incentive stock options shares											271,638
Capital shares reserved for future issuance											243,335		243,335